Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related party transactions	20. Related party transactions All transactions with related parties were nominal for the years ended March 31, 2012, 2011 and 2010, with the exception of those disclosed in notes 3 and 11.